Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 28, 2023
Entity Registrant Name	FPA Funds Trust
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2023
Document Effective Date	Jul. 28, 2023
Prospectus Date	Jun. 30, 2023
FPA New Income Fund | FPA New Income Fund
Prospectus:
Trading Symbol	FPNIX
FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	QRSVX
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus:
Trading Symbol	QRSAX
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QRSIX
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus:
Trading Symbol	QRVLX
FPA U.S. Core Equity Fund | FPA U.S. Core Equity Fund
Prospectus:
Trading Symbol	FPPFX